Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net change in unrealized gain (losses) on securities available for sale, net of taxes	$ 690	$ (2,446)	$ 5,873
Net change in unrealized losses on derivatives, net of income tax benefit	$ (132)	$ (122)	$ (128)
Cash dividend to common stockholders'	$ 0.16	$ 0.16	$ 0.12
Retained Earnings [Member]
Cash dividend to common stockholders'	$ 0.16	$ 0.16	$ 0.12
Accumulated Other Comprehensive Income (Loss) [Member]
Net change in unrealized gain (losses) on securities available for sale, net of taxes	$ 690	$ (2,446)	$ 5,873
Net change in unrealized losses on derivatives, net of income tax benefit	$ (132)	$ (122)	$ (128)